Related Parties - Schedule of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel [Abstract]
Directors compensation for the Group	$ 3,271,589	$ 612,026	$ 47,662